Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Manager Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]	Other Comprehensive Loss, Net [Member]	Total
Beginning balance (As Previously Reported [Member]) at Dec. 31, 2012		$ 0	$ 28	$ 482,733	$ 83,138	$ (33,897)	$ 532,002
Beginning balance (Adjustments [Member])		0	0	0	(8,191)	0	(8,191)
Beginning balance at Dec. 31, 2012	[1]	$ 0	$ 28	482,733	74,947	(33,897)	523,811
Beginning balance (in shares) (As Previously Reported [Member]) at Dec. 31, 2012		100	28,040,305
Beginning balance (in shares) at Dec. 31, 2012	[1]	100	28,040,305
Dividends to shareholders		$ 0	$ 0	0	(30,531)	0	(30,531)
Dividend equivalents		0	0	0	(940)	0	(940)
Shares issued in connection with public offering, net of expenses		$ 0	$ 13	172,582	0	0	172,595
Shares issued in connection with public offering, net of expenses (in shares)		0	13,142,856
Shares issued in connection with vested share grants		$ 0	$ 0	0	0	0	0
Shares issued in connection with vested share grants (in shares)		0	122,534
Shares issued in connection with SARs exercised		$ 0	$ 0	0	0	0	0
Shares issued in connection with SARs exercised (in shares)		0	643
Share-based compensation		$ 0	$ 0	3,177	0	0	3,177
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset	[2]	0	0	0	0	(747)	(747)
Net income | As Previously Reported [Member]							52,476
Net income | Adjustments [Member]							1,464
Net income	[1]	0	0	0	53,940	0	53,940
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2]	0	0	0	0	22,093	22,093	[1],[3]
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[2]	0	0	0	0	(1,302)	(1,302)	[1],[4]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1],[5]						0
Ending balance at Dec. 31, 2013	[1]	$ 0	$ 41	658,492	97,416	(13,853)	742,096
Ending balance (in shares) at Dec. 31, 2013	[1]	100	41,306,338
Dividends to shareholders		$ 0	$ 0	0	(41,392)	0	(41,392)
Dividend equivalents		0	0	0	(1,426)		(1,426)
Shares issued in connection with vested share grants		$ 0	$ 0	0	0	0	0
Shares issued in connection with vested share grants (in shares)		0	119,666
Shares issued in connection with SARs exercised		$ 0	$ 0	0	0	0	$ 0
Shares issued in connection with SARs exercised (in shares)		0	6,994
Shares repurchased pursuant to share repurchase program (in shares)							0
Share-based compensation		$ 0	$ 0	30	0	0	$ 30
Net income | As Previously Reported [Member]							56,077
Net income | Adjustments [Member]							4,107
Net income	[1]	0	0	0	60,184	0	60,184
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2]	0	0	0	0	(3,238)	(3,238)	[1],[3]
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[1],[4]						0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1],[5]						0
Ending balance (As Previously Reported [Member]) at Dec. 31, 2014							758,874
Ending balance at Dec. 31, 2014	[1]	$ 0	$ 41	658,522	114,782	(17,091)	756,254
Ending balance (in shares) at Dec. 31, 2014	[1]	100	41,432,998
Dividends to shareholders		$ 0	$ 0	0	(41,388)	0	(41,388)
Dividend equivalents		0	0	0	(1,054)		(1,054)
Shares issued in connection with vested share grants		$ 0	$ 0	0	0	0	0
Shares issued in connection with vested share grants (in shares)		0	36,075
Shares repurchased pursuant to share repurchase program		$ 0	$ 0	(5,529)	0	0	$ (5,529)
Shares repurchased pursuant to share repurchase program (in shares)		0	(421,329)				(421,329)
Shares repurchased pursuant to tender offer		$ 0	$ (5)	(75,898)	0	0	$ (75,903)
Shares repurchased pursuant to tender offer (in shares)		0	(5,376,344)
Share-based compensation		$ 0	$ 0	195	0	0	195
Net income		0	0	0	22,798	0	22,798
Net change in the fair value of derivatives, net of deferred tax asset/liability	[2]	0	0	0	0	158	158	[3]
Reclassification from other comprehensive income (loss) into earnings due to termination of derivative liabilities, net of deferred tax	[2]	0	0	0	0	(130)	(130)	[4]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[2]	0	0	0	0	1,563	1,563	[5]
Ending balance at Dec. 31, 2015		$ 0	$ 36	$ 577,290	$ 95,138	$ (15,500)	$ 656,964
Ending balance (in shares) at Dec. 31, 2015		100	35,671,400

[1]	As restated
[2]	See Note 12 to Notes to Consolidated Financial Statements.
[3]	Deferred tax expense was $0.3 million for the year ended December 31, 2015. Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million for the year ended December 31, 2013.
[4]	Deferred tax benefit was $19,000 and $0.2 million for the years ended December 31, 2015 and 2013, respectively.
[5]	Deferred tax benefit was $0.2 million for the year ended December 31, 2015.